Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2024-02-01
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Rule 10D-1 Clawback Policy.  We maintain the Zevia PBC Clawback Policy, which is intended to comply with the requirements of the New York Stock Exchange Listing Standard 303A.14 implementing Rule 10D-1 under the Exchange Act. In the event the Company is required to prepare an accounting restatement of the Company’s financial statements due to material non-compliance with any financial reporting requirement under the federal securities laws, the Company will recover, on a reasonably prompt basis, the excess incentive-based compensation received by any covered executive, including the NEOs, during the prior three fiscal years that exceeds the amount that the executive otherwise would have received had the incentive-based compensation been determined based on the restated financial statements.

Misconduct Clawback Policy.  In February 2024, we adopted the Zevia PBC Executive Leadership Recoupment Policy, which provides the Compensation Committee with the ability to recoup time-based and performance-based equity awards and all cash bonuses received during the prior three years in the event any covered executive, including the currently employed NEOs, engages in conduct that constitutes (a) fraud or ethical misconduct contributing to the need for a financial restatement, (b) a willful violation of applicable law or material Company policy, or (c) an act of fraud, breach of fiduciary duty, material act of dishonesty, material misrepresentation or other willful misconduct.